Shareholders equity - Share options (Details) - EUR (€)	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Shareholders equity
Compensation expenses	€ 1,675,000	€ 1,226,000
Compensation expenses recorded in general and administrative costs	1,108,000	835,000
Compensation expenses recorded in research and development costs	€ 567,000	€ 391,000